INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

(A Portfolio of Independence One Mutual Funds)

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SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JUNE 30, 1997

Effective immediately, please be advised that the current investment advisory fee waiver on the Fund will be reduced by 25 basis points. Accordingly, please delete the "Summary of Fund Expenses" table on page 3 of the prospectus and replace it with the following:

SUMMARY OF FUND EXPENSES

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

                                                                                                                MICHIGAN

                                                                             GOVERNMENT       FIXED INCOME      MUNICIPAL
                                                                           SECURITIES FUND        FUND          BOND FUND

                    SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases

  (as a percentage of offering price)...................................           None              None            None
Maximum Sales Charge Imposed on Reinvested Dividends

  (as a percentage of offering price)...................................           None              None            None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)..........................           None              None            None
Redemption Fee (as a percentage of amount redeemed, if applicable)......           None              None            None
Exchange Fee............................................................           None              None            None


                     ANNUAL FUND OPERATING EXPENSES
                (As a percentage of average net assets)

Management Fees (after waiver) (1)......................................           0.25%             0.25%           0.25%
12b-1 Fees..............................................................           None              None            None
Total Other Expenses (after waiver) (2).................................           0.33%             0.31%           0.64%
        Total Fund Operating Expenses (after waivers) (3)...............           0.58%             0.56%           0.89%

(1) The management fees for Government Securities Fund, Fixed Income Fund and Michigan Municipal Bond Fund have been reduced to reflect the anticipated voluntary waiver by the Adviser. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for Government Securities Fund is 0.70%. The maximum management fee for the Fixed Income Fund and Michigan Municipal Bond Fund is 0.75%.

(2) Total Other Expenses for Michigan Municipal Bond Fund have been reduced to reflect the voluntary waiver of a portion of the administrative fee. The administrator can terminate this voluntary waiver at any time at its sole discretion.

(3) The Total Fund Operating Expenses in the table above for Government Securities Fund, Fixed Income Fund and Michigan Municipal Bond Fund are based on expenses expected to be incurred during the fiscal year ending April 30, 1998, and are expected to be 1.03%, 1.06% and 1.48%, respectively, absent the voluntary waivers described in Notes 1 and 2 above. During the course of this period, expenses may be more or less than the amounts shown. The Total Fund Operating Expenses for Government Securities Fund, Fixed Income Fund and Michigan Municipal Bond Fund for the fiscal year ended April 30, 1997 were 0.57%, 0.55% and 0.70%, respectively. The Total Fund Operating Expenses for Government Securities Fund and Fixed Income Fund for the fiscal year ended April 30, 1997 were 1.02% and 1.05%, respectively, absent the voluntary waiver of the management fee. The Total Fund Operating Expenses for Michigan Municipal Bond Fund for the fiscal year ended April 30, 1997 were 1.64% absent the voluntary waivers of the management fee and administrative fee.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUNDS."

EXAMPLE You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.


                                                                                                         MICHIGAN

                                                                          GOVERNMENT     FIXED INCOME   MUNICIPAL
                                                                        SECURITIES FUND      FUND       BOND FUND

1 Year................................................................        $6              $6            $9
3 Years...............................................................        $19             $18          $28
5 Years...............................................................        $32             $31          $49
10 Years..............................................................        $73             $70          $110

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                              September 23, 1997

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Federated Securities Corp., Distributor
       Cusip 453777856
       G01184-15 (9/97)  [RECYCLED LOGO]